Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Massachusetts Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07484

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class or series of securities of Nuveen Massachusetts Quality Municipal Income Fund (the “Fund”) to be redeemed:

Preferred shares of the series indicated below:

Variable Rate Demand Preferred Shares (“VRDP Shares”), Liquidation Preference $100,000 per share, of the following series:

Series 1 (CUSIP #67061E 880)

(2)	Date on which the securities are expected to be called or redeemed:

Date

Series 1 VRDP Shares	On or about November 28, 2022

A redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provision of the governing instrument pursuant to which the securities are to be redeemed:

The Series 1 VRDP Shares selected for redemption are to be redeemed pursuant to Section 9(a) of Part I of the Statement Establishing and Fixing the Rights and Preferences of Series 1 Variable Rate Demand Preferred Shares (the “Statement”).

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem up to 100 outstanding Series 1 VRDP Shares. Series 1 VRDP Shares to be redeemed will be selected by lot (as determined by The Depository Trust Company).*

* The Fund may redeem up to the amount of Series 1 VRDP Shares listed above, but may redeem less. A notice providing the final amount of Series 1 VRDP Shares to be redeemed by the Fund will be provided to the holders of Series 1 VRDP Shares in accordance with the Statement.

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 27th day of October, 2022.

NUVEEN MASSACHUSETTS QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary